Segment Information (Details Textual) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information [Abstract]
Reconciliations include unallocated general and administrative expenses	₪ 107	₪ 112	₪ 340
Unallocated net other income (expense)	₪ 9	₪ 9	₪ 518
Percentage of joint venture	50.00%